The Florida


TaxFree Funds





The Florida TaxFree ShortTerm Fund


The Florida TaxFree Money Market Fund













































Distributor:


William R. Hough & Co.


100 Second Avenue South, Suite 800


St. Petersburg, Florida  33701


(800) 557-7555










Annual Report
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.

April 30, 1997








CONTENTS


	President's Message	1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
		Municipal Bonds	5

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	12
		Municipal Bonds	12

	Statements of Assets and Liabilities	22

	Statements of Operations	23

	Statements of Changes in Net Assets	24

	Notes to Financial Statements	25


Dear Shareholder:

We are pleased to present the Annual Report on The Florida TaxFree
Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.


The Florida TaxFree Money Market Fund
Total net assets of the Fund grew during the past year to $136.5 million as of April 30, 1997. This compares with $113.9 million on April 30, 1996.
IBC Financial Data, Inc., a respected mutual fund performance and statistical reporting company, ranks money market fund performance by category. We are pleased to report that, for the calendar year ending December 31, 1996, The Florida TaxFree Money Market Fund was ranked by IBC in the top 2% out of a total of approximately 205 tax-free state-specific funds tracked by that firm.
Had certain fees and expenses not been reimbursed by the Adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.

The 7 day average yield of the Fund was 3.85% as of April 30, 1997. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 6.21%.



The Florida TaxFree ShortTerm Fund
As of April 30, 1997, total net assets for the Fund were $28.8 million, compared with assets of $12.3 million one year ago. The portfolio had a dollar-weighted average maturity of 2.51 years and a 30 day SEC yield of 4.33% on April 30, 1997. This yield equates to a tax equivalent yield of 6.97% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $9.95 on April 30, 1997, compared with $9.94 on April 30, 1996, contributing to a 4.59% cumulative total return on the Fund for the year ended April 30, 1997. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 43 cents per share for the year ending April 30, 1997. The cumulative total return on the Fund since its inception November 22, 1993 through April 30, 1997 was 15.02%. This represents a return of 4.37% on an annualized basis. As shown on the accompanying chart, another way of illustrating this return since inception would be that $1,000 invested on November 22, 1993 would have grown to $1,150.22 on April 30, 1997 including reinvestment of all distributions.

Contained is this space is a line graph comparing a $1,000 investment made on inception of the Fund (11/22/93) to the Lehman 3-Year Bond Index. The vertical axis shows values starting at $975, in $25 increments, up to $1,175. The horizontal axis shows the time period starting with the inception of the Fund (11/22/93)and through April 1997, at six month intervals.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year. Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,



W. Robb Hough, Jr.
President
The Hough Group of Funds




Variable Rate Demand Notes (33%)         Principal Amount         Value



Broward County, FL HFA, Housing RB,
(Quiet Creek Apts. Project), 4.80%, 12/01/29
John Hancock Mutual Life Ins., GTY           $2,150,000      $2,150,000

Broward County, FL, IDB,
(W.R. Bonsal Company Project), 4.90%,
09/01/08, NationsBank, N.A., LOC              1,500,000       1,500,000

Collier County, FL HFA, Housing RB,
(River Reach), 4.50%, 12/01/15, Morgan
Guaranty Trust Co., LOC                       1,600,000       1,600,000

Dade County, FL IDA, Pollution Ctrl RB,
(Florida Power & Light), 4.00%, 06/01/21      1,500,000       1,500,000

Dade County, FL HFA, Housing RB,
(Kendall Court Apartments), Series 4, 4.60%,
06/01/15, First Union National Bank of
Florida, LOC                                  2,070,000       2,070,000

Dade County, FL Health Facilities Auth,
Hospital RB, (Miami Children's Hospital)
4.15%, 09/01/20, Barnett Bank of South FL,LOC 3,700,000       3,700,000

Dade County, FL IDA, IDB, (Dolphins Stadium),
Series D, 4.50%, 01/01/16,
Societe Generale, LOC                         2,200,000       2,200,000

Dade County, FL IDA, IDB, (Arlington Sales),
4.20%, 06/01/08, Credit Commercial
de France, LOC                                1,250,000       1,250,000

Dade County, FL IDA, IDB,
(Dynacolor Graphics Project), 4.20%,
06/01/99, Credit Commercial de France, LOC    1,275,000       1,275,000

Dade County, FL IDA, IDB,
(DNS Manufacturing Project), 3.85%,
11/01/09, Barnett Bank of Broward County,LOC  1,385,000       1,385,000

Dade County, FL IDA, IDB,
(Spectrum Programs Inc. Project), 4.75%,
10/01/16, NationsBank, N.A., LOC              1,000,000       1,000,000

Florida HFA, Housing RB, (Clear Lake),
Series D, 4.60%, 12/01/09, Continental
Casualty, GTY                                 1,000,000       1,000,000

Florida HFA, Housing RB,
(Springs Colony Project), 1985 Series FF,
4.50%, 09/15/26, FNMA Collateralized          1,000,000       1,000,000

Florida HFA, Housing RB,
(Lakes of Northdale Project), Series D,
4.15%, 06/01/07, SouthTrust Bank of AL, LOC   1,300,000       1,300,000

Florida HFA, Housing RB,
(Monteray Meadows Apts.), 4.50%, 12/01/07,
Citibank, N.A., LOC                           1,000,000       1,000,000

Hillsborough County, FL,
Pollution Control RB,
(Reynolds Metals Company), 4.40%, 12/01/15,
Dresdner Bank, A.G., LOC                      1,000,000       1,000,000

Hillsborough County, FL IDA,
Pollution Ctrl RB, (Tampa Electric Co.),
Series 1990, 4.00%, 9/01/25                   1,500,000       1,500,000

Hillsborough County, FL IDA,
Pollution Ctrl RB, (Tampa Electric Co.),
4.10%, 11/01/20                               2,400,000       2,400,000

Hillsborough County, FL IDA,
Industrial Development RB,
(Leslie Controls Inc.), 4.65%, 08/01/19,
First Union National Bank of NC, LOC          1,050,000       1,050,000


Variable Rate Demand Notes (Continued)    Principal Amount    Value



Miami, FL Health Facilities Auth,
Hospital RB, (Miami Jewish Home &
Hospital for the Aged, Inc. Project),
4.60%, 12/01/16, SunTrust Bank, Miami, LOC    1,000,000       1,000,000

Okeechobee County, FL, Solid Waste RB,
(Chambers Waste System of FL), 4.85%,
03/01/06, Morgan Guaranty Trust Co., LOC      3,700,000       3,700,000

Palm Bay, FL, IDB,
(Accudyne Corporation Project), Series 1995,
4.80%, 07/01/20, First Union National Bank of
NC, LOC                                       1,360,000       1,360,000

Pinellas County, FL HFA, Housing RB,
(Lynn Lake II), 4.75%, 07/01/11,
NationsBank of Georgia, N.A., LOC             1,500,000       1,500,000

Pinellas County, FL Industry Council,
IDB, (Pozin Enterprises, Inc. Project),
4.90%, 03/01/09, NationsBank, N.A., LOC         800,000         800,000

Pinellas County, FL Health Facilities Auth,
(Pooled Hospital Lending Program), 4.20%,
12/01/15, Chase Manhattan Bank, LOC            2,000,000       2,000,000

St. Lucie County, FL, Pollution Control RB,
(Florida Power & Light), 4.10%, 01/01/27         900,000         900,000

Southeast Volusia, FL Hospital District,
Hospital RB, (Bert Fish Medical Center), 3.35%,
05/01/22, SouthTrust Bank, LOC                 1,000,000        1,000,000

Sumter County, FL IDA, IDB,
(Great Southern Wood, FL, Inc.), 4.80%,
04/01/05, SouthTrust Bank, LOC                   500,000          500,000

Tamarac, FL, IDB,
(Tampa Bay Business Center, Inc. Project),
4.90%, 08/01/15, NationsBank of FL, NA, LOC     1,600,000       1,600,000

Volusia County, FL IDA, IDB,
(RS Displays Inc. Project), 4.20%, 06/01/09,
Credit Commercial de France, LOC                  825,000         825,000



Total Variable Rate Demand Notes                               $45,065,000






Municipal Bonds (67%)                      Principal Amount        Value

Addison, IL
Fire Protection District No. 1,
Refunding Notes, 6.70%, 11/01/97,
Pre-refunded @ 100                              $100,000          $101,421

Alabama State Docks Department,
Transportation RB, 6.90%, 10/01/97,
BIG Insured                                      100,000           101,210

Albuquerque, NM Educational Facilities Auth,
Higher Educ RB, (Albuquerque Academy Project),
4.50%, 10/15/97                                  100,000           100,332

Brevard County, FL, GO Bond, 4.70%, 03/01/98,
MBIA Insured                                     115,000           115,888

Brevard County, FL School District,
Tax Anticipation Notes, 4.20%, 06/30/97          500,000           500,440

Brevard County, FL, Special Assessment RB,
5.90%, 11/01/97, MBIA Insured                     50,000            50,000

Brooke County, WV Board of Education,
GO Bond, 8.80%, 08/01/97, AMBAC Insured          170,000           172,074

Broward County, FL, Public Improv RB,
(Environmentally Sensitive Lands Project),
6.75%, 07/01/97,  Pre-refunded @ 102              50,000            51,241

Broward County, FL, GO Bond, Series C, 5.10%,
01/01/98                                         225,000           226,972

Broward County, FL, Sales Tax Revenue
Commercial Paper, Series A, 4.05%, 05/01/97,
Mitsubishi Bank, LOC                            4,163,000        4,163,000

Broward County, FL HFA, Single Family
Mortgage RB, Series B, 4.05%, 04/01/98,
GIC:  Trinity Funding, Mandatory Tender @ 100     700,000          700,000

Broward County, FL School District, Revenue
Anticipation Notes, Series C, 4.50%, 04/22/98   1,500,000        1,508,451

Broward County, FL, Water & Sewer RB, 7.50%,
10/01/97, Pre-refunded @ 102                    1,625,000        1,682,177

Coral Springs, FL, Franchise Rfdg RB, 4.70%,
09/01/97, AMBAC Insured                           155,000          155,611

Dade County, FL, Public Improv RB, 6.80%,
06/01/97, FGIC Insured                          1,075,000         1,077,702

Dade County, FL, Public Service Tax
Refunding RB, 5.00%, 10/01/97, FSA Insured       2,000,000        2,008,943

Dade County, FL Health Facilities Auth,
Hospital RB, (South Miami Hospital Project),
Series A, 6.35%, 10/01/97, Escrowed to Maturity     50,000           50,555

Dunedin, FL, Hospital RB, (Mease Health Care),
4.00%, 11/15/97, MBIA Insured                      100,000          100,000

Duval County, FL School District, GO Bond,
5.20%, 08/01/97, AMBAC Insured                     300,000           301,064

Escambia County, FL HFA, Housing RB,
(Alpine Village Project), 4.20%, 10/01/97,
Harbor Federal S&L Assn., Collateralized LOC,
Mandatory Tender @ 100                              400,000          400,323

Escambia County, FL HFA, Single Family
Mortgage RB, (Multi-County Program), Series B,
3.75%, 02/20/98, GNMA Collateralized, Bayerische
Landesbank Girozentrale, GIC, Mandatory
Tender @ 100                                       1,000,000       1,000,000

Florida HFA, Homeowner Mortgage RB,
Series 1A, 4.05%, 07/01/97                           100,000         100,023

Florida State, Jacksonville Transportation
Senior Lien, GO Bond, 6.40%, 07/01/97                160,000         160,683

Florida State, GO Bond, (Dade County Road),
4.70%, 07/01/97                                      200,000         200,324




Municipal Bonds (Continued)                PrincipalAmount        Value



Florida State Board of Education, GO
Bond, Series 1989B, 6.30%, 06/01/97                175,000         175,363

Florida State Board of Education, GO Bond,
6.50%, 06/01/97                                    805,000         806,804

Florida State Board of Education, GO Bond,
Series B, 5.625%, 06/01/97                        4,000,000       4,006,550

Florida State Board of Education, GO Bond,
Series F, 7.00%, 06/01/97                         3,085,000       3,093,338

Florida State Board of Education, Higher
Education RB, Series A, 7.00%, 06/01/97           3,755,000       3,765,225

Florida State Board of Education, GO Bond,
Series A, 4.50%, 01/01/98                         4,950,000       4,982,148

Florida State Board of Education, GO Bond,
Series A-1, 6.00%, 05/01/97, Escrowed to
Maturity                                            250,000         250,000

Florida State Board of Education, GO Bond,
Series C, 5.75%, 05/01/97, Escrowed to
Maturity                                            250,000         250,000

Florida State Board of Education, GO Bond,
Series C-2, 5.50%, 05/01/97, Escrowed to
Maturity                                             65,000          65,000

Florida State Board of Regents, Higher
Education RB, 7.00%, 07/01/97, MBIA Insured          740,000        743,870

Florida State Division of Bond Finance, Dept. of
General Services, GO Bond, (Save Our Coast),
Series I, 6.50%, 07/01/97, Pre-refunded @ 102         300,000        307,278

Florida State Division of Bond Finance, Dept.
of General Services, GO Bond, (Cons & Rec LDS,
Department of Natural Resources),
10.90%, 07/01/97, Escrowed to Maturity                750,000        759,019

Florida State Division of Bond Finance, Dept.
of General Services, GO Bond, (Save Our Coast),
Series I, 7.20%, 07/01/97, Pre-refunded @ 102          115,000       117,902

Florida State Division of Bond Finance, Dept.
of General Services, GO Bond, (Preservation 2000),
Series A, 4.20%, 07/01/97, FSA Insured                  25,000        25,010

Florida Municipal Power Agency, Commercial Paper,
Pooled Loan Project, 3.60%, 06/10/97, First
Union National Bank of NC, LOC                         905,000        905,000

Florida Local Government Financing Commn, IRB,
Commercial Paper,  3.30%, 05/12/97, First Union
National Bank of Florida, LOC                         1,603,265    1,603,265

Florida Local Government Financing Commn, IRB,
Commercial Paper,  3.80%, 05/12/97, First Union
National Bank of Florida, LOC                         1,617,735    1,617,735

Fort Lauderdale, FL, GO Bond, 5.35%, 01/01/98           100,000      101,002

Fort Myers, FL New Public Housing Auth,
Housing RB, 5.75%, 06/01/97                             100,000      100,164

Gainesville, FL, Electric Util RB, Series A,
7.75%, 10/01/97, Pre-refunded @ 102                     200,000      206,986

Gainesville, FL, Electric Util RB, Commercial
Paper, (Utility System C), 3.25%, 05/13/97            1,451,000     1,451,000

Gainesville, FL, Electric Util RB, Commercial
Paper, (Utility System C), 3.45%, 05/05/97            1,300,000     1,300,000

Grand River Dam Auth, OK, Water & Sewer RB,
6.75%, 06/01/97, Pre-refunded @ 102                     120,000       122,642

Harris County, TX Health Facilities Development
Corp, Hospital RB, (SCH  Health Care System),
Series B, 4.00%, 07/01/97                               800,000       800,279




Municipal Bonds (Continued)                     PrincipalAmount       Value



Hillsborough County, FL HFA, Single Family
Mortgage RB, 3.65%, 03/15/98, AMBAC GIC,
Mandatory Tender @ 100                                  500,000       500,000

Hillsborough County, FL School Board,
Certificates of Participation, 4.60%, 07/01/97,
MBIA Insured                                            130,000       130,162

Hollywood, FL, Water & Sewer RB, 5.60%,
10/01/97, Escrowed to Maturity                          100,000       100,650

Illinois Health Facilities Auth, Hospital RB,
(Highland Park), Series 1991A, 4.00%, 10/01/97,
FGIC Insured                                            215,000       215,000

Indian River County, FL, Recreational RB, 4.00%,
09/01/97, AMBAC Insured                                 200,000       200,000

Jacksonville, FL Elec Auth, Electric Util RB,
Series Three -B, 3.90%, 10/01/97                        700,000       700,279

Jacksonville, FL Elec Auth, Electric Util RB,
Series A -2, 7.50%, 10/01/97, Pre-refunded @ 101.50     500,000       515,502

Jacksonville, FL Elec Auth, Electric Util RB,
Series A -1, 6.80%, 10/01/97                            100,000       101,265

Jacksonville, FL Elec Auth, Commercial Paper,
Series D-3, 3.75%, 06/19/97, Credit Suisse,
Liquidity Provider                                    1,100,000     1,100,000

Jacksonville, FL Elec Auth, Commercial Paper,
Series D-3, 3.60%, 06/04/97, Credit Suisse,
Liquidity Provider                                    1,000,000     1,000,000

Jacksonville, FL, Commercial Paper, 3.30%,
05/16/97, Morgan Guaranty, Credit Suisse,
Bayerische Landesbank, SunBank, IRC                   1,000,000     1,000,000

Jacksonville, FL, Commercial Paper, (Florida
Power & Light), Series 1992, 3.40%, 05/14/97          2,000,000     2,000,000

Jacksonville, FL, Commercial Paper, (Florida
Power & Light), Series 1992, 3.50%, 05/06/97          1,000,000     1,000,000

Kentucky State Turnpike Auth, Resource Recovery
RB, 13.125%, 07/01/97, Pre-refunded @ 100               250,000       253,193

Kissimmee, FL, Public Improv RB, 5.10%,
10/01/97, AMBAC Insured                                 265,000       266,460

Kissimmee, FL Util Auth, Electric Util RB,
4.15%, 10/01/97, FGIC Insured                           100,000       100,141

Lee County, FL, Capital & Transportation
Facilities RB, Series A, 4.00%, 10/01/97,
MBIA Insured                                            100,000       100,080

Lee County, FL, Public Improv RB, Subseries Two,
6.50%, 10/01/97, Pre-refunded @ 100                      25,000        25,253

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program), Series 1997A, 3.70%, 09/15/97,
GIC:  Bayerische Landesbank Girozentrale, Mandatory
Tender @ 100                                            500,000       500,000

Lee County, FL School Board, Certificates of
Participation, Series A, 4.20%, 08/01/97, FSA Insured   100,000       100,047

Lee County, FL Hospital Board of Directors, (Lee
Memorial Hospital Project), Commercial Paper, 1995
Series A, 3.40%, 05/07/97, SunBank, N.A., LOC         1,500,000     1,500,000

Lee County, FL Hospital Board of Directors, (Lee
Memorial Hospital Project), Commercial Paper,
Series C, 3.60%, 05/02/97, SunTrust Bank,
Central FL, LOC                                       2,500,000     2,500,000



Municipal Bonds (Continued)                      PrincipalAmount      Value



Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System Project),
Commercial Paper, 1997 Series B, 3.75%, 05/06/97,
SunTrust Bank, Central FL, LOC                        1,000,000     1,000,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System Project),
1997 Series A, 4.50%, 04/01/98, MBIA Insured            200,000       200,886

Lee County, FL, Local Option Gas Tax RB, 7.00%,
10/01/97, Pre-refunded @ 102                            100,000       103,273

Longboat Key, FL, Water & Sewer RB, 4.00%,
07/01/97, AMBAC Insured                                 100,000       100,039

Manatee County, FL HFA, Single Family Mortgage
RB, Subseries 1, 4.50%, 05/01/97, GNMA
Collateralized                                           45,000        45,000

Manatee County, FL, Transportation RB, 3.80%,
10/01/97, MBIA Insured                                   50,000        50,000

Maricopa County, AZ Unified School District No. 41,
GO Bond, (Gilbert), Zero Coupon, 07/01/97               105,000       104,322

Marion County, FL School District, GO Bond, 4.50%,
08/01/97, FSA Insured                                    50,000        50,046

Martin County, FL School District, Tax
Anticipation Notes, 4.25%, 06/30/97                    1,000,000    1,000,790

Memphis, TN Airport, GO Bond, Series C, 6.90%,
08/01/97                                                 200,000      201,315

Mesa, AZ, Water & Sewer RB, 6.00%, 07/01/97,
FGIC Insured                                              50,000       50,133

Miami, FL Health  Facilities Auth, Hospital RB,
(Mercy Hospital Project), 3.00%, 08/15/97,
AMBAC Insured                                            100,000       99,747

Miami, FL Health Facilities Auth, Hospital RB,
(Cedars Medical Center), Series A, 8.30%, 10/01/97,
Pre-refunded @ 102                                     1,950,000    2,025,061

Michigan Municipal Bond Auth, Public Improv RB,
(Government Loan), Series A, 5.75%, 12/01/97,
FGIC Insured                                             150,000      151,701
Morgantown, WV, Water & Sewer RB, 8.10%, 10/01/97,
BIG Insured                                              255,000      259,470

Naples, FL, Hospital RB, (Naples Community
Hospital Inc.), Series 1996, 4.00%, 10/01/97,
MBIA Insured                                            435,000       435,614

New Hampshire Municipal Bond Bank, Public Improv
RB, (State Guaranteed), Series C, 4.40%, 08/15/97        50,000        50,056

New Jersey State Transportation Trust Fund Auth,
Transportation RB, Series A, 5.40%, 06/15/97            500,000       501,059

New York City, NY Municipal Water Finance Auth,
Water & Sewer RB, Series C, 6.5%, 06/15/97,
Pre-refunded @ 101.50                                   250,000       254,629

North Slope Boro, AK, GO Bond, Series I, Zero
Coupon, 06/30/97, MBIA Insured                          315,000       312,873

Okaloosa County, FL, Water & Sewer RB, 3.95%,
07/01/97, MBIA Insured                                  100,000        99,990

Orange County, FL Health Facilities Auth, Hospital
RB, (Orlando Regional Healthcare), Series B, 3.75%, 10/01/97,
MBIA Insured                                            810,000       810,000



Municipal Bonds (Continued)                     PrincipalAmount       Value



Orange County, FL, Sales Tax RB, Series A,
4.00%, 01/01/98, FGIC Insured                           150,000       150,049

Orange County, FL School District, Tax Anticipation
Notes, 4.00%, 09/15/97                                1,000,000     1,001,822

Orange County, FL, Commercial Paper, 3.70%,
06/12/97, NationsBank, N.A., IRC                        600,000       600,000

Orlando, FL Community Redevelopment Agency, Tax
Increment RB, 4.60%, 10/01/97, FGIC Insured             250,000       250,557

Orlando, FL Utilities Commission, Water & Sewer RB,
4.50%, 10/01/97                                         100,000       100,285

Orlando, FL Utilities Commission, Water & Sewer RB,
Subseries A, 4.10%, 10/01/97                            100,000       100,121

Osceola County, FL School District, GO Bond,
5.20%, 08/01/97, MBIA Insured                            50,000        50,146

Palm Beach County, FL, Public Improv RB, (Criminal
Justice Facility), 6.60%, 06/01/97, FGIC Insured        100,000       100,245

Palm Beach County, FL School District, GO Bond,
Series B, 6.75%, 08/01/97, Pre-refunded @ 102           100,000       102,727

Palm Beach County, FL Solid Waste Auth, Solid Waste
RB, 8.75%, 07/01/97, Pre-refunded @ 103                 500,000       518,749

Palm Beach County, FL, Stadium Facilities RB, 3.65%,
12/01/97, MBIA Insured                                  785,000       785,000

Pensacola, FL, Sales & Excise Tax RB, Series B,
6.20%, 10/01/97, Escrowed to Maturity                    40,000        40,411

Pensacola, FL, Sales & Excise Tax RB, Series B,
6.20%, 10/01/97, MBIA Insured                           260,000
262,674
Pinellas County, FL HFA, Single Family Mortgage
Revenue Bonds, Multi-County Program, Series B, 3.80%,
02/01/98, GNMA/FNMA Collateralized, GIC: Westdeutsche
Landesbank Girozentrale, Mandatory Tender @ 100         500,000       500,000

Pinellas County, FL, Transportation Improv RB,
5.00%, 08/01/97, FGIC Insured                           250,000       252,264

Polk County, FL, Constitutional Fuel Tax Rfdg RB,
4.00%, 12/01/97, FGIC Insured                           780,000       782,039

Private Colleges & University Auth, GA, Higher
Education RB, 3.85%, 06/01/97                           155,000       154,972

Puerto Rico Commonwealth, Public Improv Rfdg RB,
7.125%, 07/01/97, Pre-refunded @ 102                     80,000        82,045

Puerto Rico Public Bldgs Auth, Gtd Public Education
& Health Facilities RB, Series G, 7.875%, 07/01/97,
Pre-refunded @ 102                                      135,000       138,572

Puerto Rico Public Bldgs Auth, Gtd Public Education
& Health Facilities RB, Series H, 7.875%, 07/01/97,
Pre-refunded @ 102                                      150,000       153,983

Puerto Rico Electric Power Auth, Electric Util RB,
9.375%, 07/01/97, Pre-refunded @ 102                    300,000       308,575

Putnam County, FL Development Auth, Pollution Ctrl
RB, (Seminole Electric Cooperative, Inc.), Series D,
3.45%, 06/15/97, National Rural Utilities Cooperative
Finance Corporation, GTY, Mandatory Tender @ 100      1,000,000     1,000,000






Municipal Bonds (Continued)                   PrincipalAmount        Value



Putnam County, FL Development Auth, Pollution Ctrl
RB, (Seminole Electric Cooperative, Inc.), Series
H-4, 3.55%, 09/15/97, National Rural Utilities
Cooperative Finance Corporation, GTY, Mandatory
Tender @ 100                                         1,500,000      1,500,000

Ridgeland, MS, Multi-Family Housing RB, (Sunchase
Apartments Project), 6.50%, 10/01/97, FNMA
Collateralized, Mandatory Tender @ 100                  150,000       151,213

Rondout Valley, NY Central School District, GO
Bond, (Accord), 6.75%, 06/15/97, FGIC Insured           195,000       195,748

St. Johns County, FL, GO Bond, 6.60%, 09/01/97,
Pre-refunded @ 102                                       25,000        25,708

St. Johns County, FL, Limited Tax GO Bonds, 4.20%,
09/01/97, MBIA Insured                                  140,000       140,250

St. Johns County, FL, Sales Tax RB, 6.70%, 10/01/97,
Pre-refunded @ 102                                       50,000        51,564

St. Lucie County, FL School District, GO Bond, Series
1997, 4.00%, 02/01/98, FGIC Insured                     600,000       601,753

St. Lucie County, FL, Commercial Paper, (Florida
Power & Light), 3.60%, 05/07/97                       1,000,000     1,000,000

St. Lucie County, FL, Commercial Paper, (Florida
Power & Light), 3.35%, 05/06/97                       2,300,000     2,300,000

St. Lucie County, FL, Commercial Paper, (Florida
Power & Light), 3.35%, 05/15/97                       1,000,000     1,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series A, (Sarasota Memorial Hospital),
3.35%, 05/08/97, SunTrust Bank, Central
Florida, LOC                                          1,000,000     1,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series B, (Sarasota Memorial Hospital),
3.60%, 06/11/97, SunTrust Bank, Central
Florida, LOC                                          2,000,000     2,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series B, (Sarasota Memorial Hospital),
3.65%, 05/02/97, SunTrust Bank, Central
Florida, LOC                                          1,000,000     1,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series C, (Sarasota Memorial Hospital),
3.50%, 06/17/97, SunTrust Bank, Central
Florida, LOC                                            300,000       300,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series 1996A, (Sarasota Memorial Hospital),
3.90%, 06/09/97, SunTrust Bank, SBPA                  1,000,000     1,000,000

Sarasota County, FL Public Hosp Dist, Commercial
Paper, Series 1996A, (Sarasota Memorial Hospital),
3.40%, 05/09/97, SunTrust Bank, SBPA                  1,500,000     1,500,000

Sarasota County, FL, Water & Sewer RB, Series A,
4.00%, 10/01/97, FGIC Insured                           100,000       100,000

Seminole County, FL School District, Revenue
Anticipation Notes, 3.875%, 02/17/98                    500,000       501,255

Sunshine State Gov Fin Comm, Commercial Paper,
3.50%, 05/05/97, LOC: Union Bank of Switzerland,
National Westminster Bank, PLC, Morgan
Guaranty Trust Co.                                    2,300,000     2,300,000

Sunshine State Gov Fin Comm, Commercial Paper,
3.60%, 06/05/97, Florida State Board of
Administration, Liquidity Provider                    1,000,000     1,000,000

Tampa, FL, Excise Tax RB, 7.00%, 10/01/97,
Escrowed to Maturity                                     50,000        50,693

Tampa, FL Sports Auth, Public Improv RB,
(Tourist Dev Tax), Series A, 3.60%, 01/01/98,
FSA Insured                                             665,000       665,000




Municipal Bonds (Continued)             PrincipalAmount           Value



Tampa, FL, Utility Tax & Special RB, 8.125%,
10/01/97, Pre-refunded @ 102                            310,000       321,559

Tampa, FL, Water & Sewer RB, Series B, 4.00%,
FGIC Insured                                            100,000       100,145

Tri-State Fire Protection District, IL, Refunding
Notes, (Fire Prevention), 6.90%, 12/01/97, Pre-
refunded @ 100                                          100,000       101,759

Venice, FL, Stormwater & Drain RB, Series 1996,
3.85%, 05/01/97, AMBAC Insured                          115,000       115,000

Virginia Beach, VA, GO Bond, 7.50%, 05/01/97,
Pre-refunded @ 102                                      200,000       204,000

Volusia County, FL Educational Facilities Auth,
Higher Education RB, (Stetson University Project),
Series B, 3.65%, 06/01/97, MBIA Insured                 200,000       200,000

West Virginia State Housing Development Fund,
Single Family Mortgage RB, Series A, 6.70%,
07/01/97                                                200,000       200,993




Total Municipal Bonds (Cost $91,459,926)                         $91,459,926



Total Investments (100%) (Cost $136,524,926)                    $136,524,926











Variable Rate Demand Notes (11%)            PrincipalAmount         Value



Hillsborough County, FL IDA, Pollution Control
RB, (Tampa Electric Co.), 4.10%, 11/01/20         $1,300,000       $1,300,000

Lee County, FL HFA, Housing RB, (Forestwood
Apts. Project), Series 1995A, 4.50%, 06/15/25,
FNMA Collateralized                                     500,000       500,000

Martin County, FL, Solid Waste RB, (Florida
Power & Light), 4.10%, 01/01/27                         300,000       300,000

Metropolitan Nashville, TN Airport Auth,
Transportation RB, (American Airlines), Series A,
3.95%, 10/01/12, Bayerische Landesbank
Girozentrale, LOC                                       200,000       200,000

Washington State Housing Fin Comm, Nonprofit
Housing RB, (YMCA Greater Seattle), 4.10%,
07/01/11, U.S. Bank of Washington, N.A., LOC            800,000       800,000




Total Variable Rate Demand Notes                                   $3,100,000





Municipal Bonds (89%)                           PrincipalAmount      Value



Allegheny County, PA, GO Bond, Series C-42,
3.50% 10/01/97                                           $50,000      $49,940

Bay County, FL, Pollution Ctrl RB, (International
Paper Co. Project), 5.70%, 11/01/98                      20,000        20,120

Belle Glade, FL, Water & Sewer RB, Series A,
4.05%, 09/01/00, FSA Insured                             35,000        34,387

Bradenton, FL, Util System, Water & Sewer RB,
Series A, 7.10%, 10/01/99, AMBAC Insured                100,000       106,081

Brevard County, FL School Board, Certificates
of Indebtedness, 6.55%, 01/01/98, AMBAC Insured          25,000        25,431

Brevard County, FL School Board, Certificates
of Participation, 6.50%, 07/01/02, Pre-refunded @ 102   100,000       109,258

Broward County, FL, GO Bond, Series B, 5.60%,
01/01/01                                                200,000       207,556

Broward County, FL Airport System, Transportation
RB, Series C, 4.10%, 10/01/98, AMBAC Insured            100,000       100,107

Broward County, FL School District, GO Bond,
6.75%, 02/15/98                                         300,000       306,318

Broward County, FL School District, GO Bond,
5.70%, 02/15/01                                         300,000       308,607

Charlotte County, FL, Hospital RB, (Bon Secours -
St. Joseph), Series A, 8.25%, 08/15/98,
Pre-refunded @ 102                                      530,000       568,801


Municipal Bonds (Continued)                      PrincipalAmount     Value



Clay County, FL HFA, Single Family Mortgage
RB, (Multi-County Program), 4.80%, 04/01/02,
GNMA/FNMA Collateralized                                150,000       148,570

Clay County, FL Util System, Water & Sewer RB,
Series B, 4.125%, 11/01/99, FGIC Insured                100,000        99,296

Clearwater, FL, Water & Sewer RB, Series B,
6.75%, 12/02/98, Pre-refunded @ 103.50                   50,000        53,818

Collier County, FL School Board, Municipal Lease
Obligation, Certificates of Participation, 4.00%,
02/15/99, FSA Insured                                   100,000        99,313

Dade County, FL, Public Improv RB, 7.10%,
06/01/00, FGIC Insured                                   70,000        73,200

Dade County, FL, GO Bond, 7.40%, 07/01/97                75,000        75,450

Dade County, FL Aviation Auth, Transportation RB,
Series X, 5.25%, 10/01/01                               100,000       102,689

Dade County, FL Aviation Auth, Transportation RB,
Series Y, 4.90%, 10/01/01, MBIA Insured                 140,000       140,435

Dade County, FL Aviation Auth, Transportation RB,
5.25%, 10/01/97, AMBAC Insured                           50,000        50,260

Dade County, FL Educational Facilities Auth, Higher
Educational RB, (St. Thomas University), 7.65%,
01/01/00, Pre-refunded @ 102                             40,000        43,789

Dade County, FL, Guaranteed Entitlement Spl Assmt
Bonds, Series B, Zero Coupon, 02/01/00, MBIA Insured    250,000       218,985

Dade County, FL, Guaranteed Entitlement Spl Assmt
Bonds, Series B, Zero Coupon, 02/01/01, MBIA Insured    250,000       209,080

Dade County, FL HFA, Single Family Mortgage RB,
Series B,  7.50%, 03/01/99, GNMA Collateralized           5,000         5,087

Dade County, FL School Board, Certificates of
Participation, 4.75%, 05/01/98, MBIA Insured            100,000       100,581

Dade County, FL School District, GO Bond, 6.90%,
07/01/97                                                 65,000        65,308

Dade County, FL School District, GO Bond, 6.00%,
08/01/01, Pre-refunded @ 102                            250,000       262,375

Dade County, FL School District, GO Bond, 5.00%,
06/01/00, MBIA Insured                                   50,000        50,639

Dade County, FL Seaport, Transportation RB,  4.00%,
10/01/98, MBIA Insured                                  150,000       149,955

Dade County, FL, Water & Sewer RB, 4.75%, 10/01/99,
FGIC Insured                                            100,000       100,746

Dade County, FL Health Facilities Auth, Hospital
RB, (Catholic Health & Rehabilitation Inc.),
7.45%, 08/15/99, Allied Irish Banks, PLC, LOC            50,000        52,871

Dade County, FL Health Facilities Auth, Hospital RB,
(Baptist Hospital Miami Project), 7.375%, 05/01/97,
Pre-refunded @ 102                                      100,000       102,010

Dade County, FL Health Facilities Auth, Hospital RB,
(Baptist Hospital Miami Project), 4.00%, 05/15/97,
MBIA Insured                                             65,000        65,003

Daytona Beach, FL, Water & Sewer RB, 4.625%,
11/15/98, AMBAC Insured                                 75,000         75,664


Municipal Bonds (Continued)                     PrincipalAmount      Value



Delray Beach, FL, GO Bond, (Decade of Excellence
Program), 6.80%, 02/01/00, Pre-refunded @ 102            50,000        53,759

Duval County, FL School District, GO Bond, 5.625%,
08/01/00, AMBAC Insured                                  75,000        77,395

Escambia County, FL Health Facilities Auth, Hospital
RB, (Azalea Trace, Inc. Project), 5.25%, 01/01/03       300,000       293,796

Escambia County, FL HFA, Housing RB, (Alpine
Village Project), 4.20%, 10/01/97, Harbor Federal
S&L Assn., Collateralized LOC, Mandatory Tender
@ 100                                                   100,000       100,000

Escambia County, FL HFA, Single Family Mortgage
RB, (Multi-County Program), Series B, 4.70%,
04/01/01, GNMA Collateralized                           150,000       149,782

Escambia County, FL, Public Improv RB, 4.75%,
01/01/99                                                220,000       219,637

Escambia County, FL, Public Improv RB, Series A,
5.00%, 01/01/00                                         250,000       250,972

Escambia County, FL School Board, Certificate of
Participation, 6.25%, 02/01/02, Pre-refunded @ 100       45,000        47,739

Escambia County, FL School Board, Municipal Lease
Obligation, Certificate of Participation, 5.80%,
02/01/00, Escrowed to Maturity                           15,000        15,498

Escambia County, FL School Board, Municipal Lease
Obligation, Certificate of Participation, 5.80%,
02/01/00, FSA Insured                                    35,000        36,117

First FL Governmental Financing Commission, 7.05%,
07/01/98, Pre-refunded @ 102                            100,000       105,471

Flagler County, FL, Sales Tax Impv Infrastructure
Surtax RB, 6.30%, 12/01/97, MBIA Insured                100,000       101,420

Florida HFA, Single Family Mortgage RB, Series B,
5.00%, 01/01/98,  GNMA / FNMA Collateralized            280,000       281,428

Florida HFA, Housing RB, Single Family Mortgage
RB, 1995 Series A, 5.70%, 01/01/01, GNMA
Collateralized                                           75,000        76,936

Florida HFA, Homeowner Mortgage & RB, 1995 Series
1A, 4.75% 07/01/01                                      100,000       99,620

Florida HFA, Housing RB, (Turtle Creek Apartments
Project), 1996 Series C, 4.75%, 05/01/00,
AMBAC Insured                                             85,000       85,070

Florida HFA, Rfdg Homeowner Mortgage & RB, Series
2, 5.20%, 01/01/02                                      295,000       296,799

Florida HFA, Housing RB, (Lake Carlton Arms),
7.375%, 12/01/99, National Life Insurance Co.,
GTY, Mandatory Tender @ 100                              65,000        65,887

Florida State, Pollution Ctrl RB, Series I, 5.30%,
07/01/99                                                 25,000        25,294

Florida State, Pollution Ctrl RB, Series W,
7.00%, 07/01/98                                         140,000       144,790

Florida State Board of Education, GO Bond, Series
B, 6.30%, 06/01/98                                      100,000       102,578

Florida State Board of Education, GO Bond, Series
B, 7.00%, 06/01/99, Pre-refunded @ 102                   75,000        80,212


Municipal Bonds (Continued)                     PrincipalAmount      Value



Florida State Board of Education, GO Bond, Series
A, Zero Coupon, 06/01/00, Pre-refunded @ 37.658         100,000        32,607

Florida State Board of Education, GO Bond, Series
B, 5.80%, 06/01/99                                      250,000       257,145

Florida State Board of Education, GO Bond, Series B,
5.00%, 06/01/99                                         250,000       253,197

Florida State Board of Education, GO Bond, Series A,
7.25%, 06/01/00, Pre-refunded @ 102                     200,000       218,856

Florida State Board of Education, GO Bond, Series A,
7.25%, 06/01/00, Pre-refunded @ 102                     185,000       202,441

Florida State Board of Education, GO Bond, Series
E, 4.50%, 06/01/98                                      75,000         75,511

Florida State Board of Education, GO Bond, Series
C, 5.125%, 06/01/00                                     100,000       101,620

Florida State Board of Education, GO Bond, Series
A, 5.25%, 06/01/00                                       65,000        66,199

Florida State Board of Education, GO Bond, Series
A, 5.50%, 01/01/01                                      250,000       257,075

Florida State Board of Education, GO Bond, Series
C, 5.90%, 05/01/00, Escrowed to Maturity                 25,000        25,407

Florida State Board of Regents, Higher Education RB,
(University of Florida), 4.20%, 08/01/98, MBIA Insured   50,000        50,136

Florida State Department of General Services, Division
of Facilities Management, (FL Facilities Pool),
Series C, 4.50%, 09/01/00, FSA Insured                  100,000        99,841

Florida State Department of General Services, Division
of Facilities Management, (FL Facilities Pool),
7.00%, 09/01/00, Pre-refunded @ 102                     100,000       109,217

Florida State Division of Bond Finance, Department
of General Services, Sales Tax RB, (Dept of Natural
Resources), Series A, 7.10%, 07/01/98,
Pre-refunded @ 102                                      100,000       105,528

Florida State Division of Bond Finance, Department
of General Services, GO Bond, (Dept of Natural
Resources-Preservation 2000), Series A, 5.80%,
07/01/01, MBIA Insured                                  115,000       119,863

Florida State Division of Bond Finance, Department of
General Services, GO Bond, (Dept of Environmental
Protection-Preservation 2000), Series A, 4.30%,
07/01/98, MBIA Insured                                  150,000       150,553

Florida State Division of Bond Finance, Department
of General Services, GO Bond, (Dept of Environmental
Protection-Preservation 2000), Series A, 4.30%,
07/01/00, MBIA Insured                                  110,000       109,126

Florida State Division of Bond Finance, Department
of General Services, GO Bond, (Dept of Environmental
Protection-Preservation 2000), Series A, 5.00%,
07/01/01, AMBAC Insured                                 150,000       151,506

Florida Municipal Power Agency, Electric Util RB,
(Stanton II Project), 5.30%, 10/01/98, AMBAC Insured    250,000       254,537

Florida Municipal Power Agency, Electric Util RB,
(Stanton II Project), 5.50%, 10/01/99, AMBAC Insured     50,000        51,224

Florida State Turnpike Auth, Transportation RB, 7.50%,
07/01/01                                                250,000
268,452
Florida State Turnpike Auth, Transportation RB,
7.50%, 07/01/99, Pre-refunded @ 102                      40,000        43,263


Municipal Bonds (Continued)                      PrincipalAmount     Value



Fort Myers, FL New Public Housing Auth, 5.75%,
06/01/99                                                400,000       408,492

Fort Myers, FL, Electric Util Rfdg RB, Series B,
Zero Coupon, 10/01/99, Pre-refunded @ 26.012             40,000         9,246

Gainesville, FL Util System, Electric Util RB,
Series A, 5.90%, 10/01/00                                50,000        52,322

Hernando County, FL School District, GO Bond,
5.10%, 09/01/01, MBIA Insured                           120,000       122,770

Hernando County, FL, Solid Waste RB,  7.10%, 10/01/00,
Pre-refunded @ 102                                      100,000       109,701

Hillsborough County, FL Aviation Auth, Airport RB,
(Tampa International Arpt), Series B, 7.00%, 10/01/99,
Pre-refunded @ 102                                       75,000        80,775

Hillsborough County, FL Aviation Auth, Airport RB,
(Tampa International Arpt), Series A, 6.30%, 10/01/00,
FGIC Insured                                             75,000        78,939

Hillsborough County, FL School Board, Certificates
of Participation, 4.60%, 07/01/97, MBIA Insured         100,000       100,106

Hillsborough County, FL, Public Improv RB, 9.10%,
06/01/98, AMBAC Insured                                  30,000        30,277

Hillsborough, County, FL, Electric Util RB, 9.00%,
12/01/99, Pre-refunded @ 100                            200,000       222,244

Indian River County, FL, Solid Waste RB, 7.10%,
06/01/99, FGIC Insured                                  200,000       202,420

Indian River County, FL, Water & Sewer RB,
Series B, 4.40%, 09/01/98, FGIC Insured                 200,000       201,098

Indian Trace Community Development District, FL,
Water Management-Special Benefit Bonds, Series A,
5.10%, 05/01/01, MBIA Insured                           250,000       253,427

Indian Trace Community Development District, FL,
Water Management-Special Benefit Bonds, Series A,
5.20%, 05/01/02, MBIA Insured                            35,000        35,584

Indian Trail Water Control District, FL, Public
Improv RB, (Unit of Development No.1), Series 1990,
7.875%, 07/01/00                                         25,000        26,145

Jacksonville, FL, Capital Improv RB, (Gator Bowl
Project), 5.15%, 10/01/02,  AMBAC Insured               100,000       101,649

Jacksonville, FL Electric Auth, Electric Util RB,
Issue 2, Series 11, 5.00%, 10/01/98                     100,000       101,432

Jacksonville, FL Electric Auth, Electric Util RB,
Series 1A, 9.75%, 10/01/98, Escrowed to Maturity        100,000       107,967

Jacksonville, FL Electric Auth, Electric Util RB,
Issue One, Series 2, 9.75%, 10/01/98                    100,000       107,924

Jacksonville, FL Electric Auth, Electric Util RB,
Issue 2, Series 13, 4.25%, 10/01/01                     250,000       247,512

Jacksonville, FL Health Facilities Auth, Hospital RB,
(Riverside Hospital), 7.25%, 10/01/98, Escrowed
to Maturity                                              30,000        31,301

Jacksonville, FL Health Facilities Auth, Hospital RB,
(St. Lukes Hospital Association), 6.30%, 11/15/99        50,000        52,137

Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress Village
Project), Series 1996A, 4.50%, 12/01/98                 100,000        99,936


Municipal Bonds (Continued)                         PrincipalAmount    Value



Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress Village
Project), Series 1996A, 4.75%, 12/01/99                 115,000       114,885

Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress Village
Project), Series 1996A, 5.00%, 12/01/00                 125,000       124,832

Jacksonville, FL Health Facilities Auth, Hospital
RB, (National Benevolent Association-Cypress Village
Project), Series 1996A, 5.20%, 12/01/01                 130,000       129,522

Key West FL, Util Board Electric RB, Capital
Appreciation Bonds, 9.75%, 04/01/00,
Pre-refunded @ 103                                      100,000       116,690

Largo, FL, Hospital RB, (Sun Coast Health System)
5.75%, 03/01/01                                         285,000       288,881

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program), Series A, Subseries 2,
5.25%, 03/01/02, GNMA Collateralized                     55,000        55,556

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program),  Series 1996A, Subseries
3, 5.00%, 03/01/00, GNMA Collateralized                   50,000       49,970

Lee County, FL HFA, Single Family Mortgage RB,
(Multi-County Program),  Series 1996A, Subseries 3,
 5.10%, 03/01/01, GNMA Collateralized                    55,000        54,958

Lee County, FL School Board, Certificates of
Participation, Series A, 6.00%, 08/01/98,
FSA Insured                                             100,000       102,327

Lee County, FL School Board, Certificates of
Participation, Series A, 6.25%, 08/01/01,
Pre-refunded @ 102                                       80,000        86,036

Lee County, FL School Board, Certificates of
Participation, 4.75%, 08/01/98, FSA Insured             100,000       100,695

Lee County, FL School Board, Certificates of
Participation, 4.875%, 08/01/99, FSA Insured            100,000       100,735

Lee County, FL School Board, Certificates of
Participation, Series A, 4.30%, 08/01/01, FSA Insured    50,000        49,102

Lee County, FL Hospital Board, Hospital RB,
(Lee Memorial Hospital), 7.10%, 04/01/98, BIG Insured    50,000        51,392

Lee County, FL Hospital Board of Directors, Hospital
RB, (Lee Memorial Health System Project),  1997
Series A, 5.00%, 04/01/03, MBIA Insured                 150,000       150,375

Lee County, FL, Road Improvement RB, 6.70%, 10/01/98,
Escrowed to Maturity                                     50,000        51,864

Lee County, FL Solid Waste System, Solid Waste RB,
Series A, 6.30%, 10/01/97, MBIA Insured                 100,000       100,965

Lee County, FL Solid Waste System, Solid Waste RB,
Series A, 4.50%, 10/01/01, MBIA Insured                  95,000        94,097

Leesburg, FL, Hospital Rfdg RB, (Leesburg Regional
Medical Center Project), Series A, 4.80%, 07/01/00      250,000       250,000

Leon County, FL School District, GO Bond, 6.00%,
07/01/02                                                250,000       263,082


Municipal Bonds (Continued)                        PrincipalAmount     Value



Manatee County, FL HFA, Single Family Mortgage RB,
4.00%, 05/01/98, GNMA Collateralized                     40,000        39,879

Manatee County, FL HFA, Single Family Mortgage RB,
Subseries 1, 5.00%, 05/01/99, GNMA Collateralized        40,000        40,264

Manatee County, FL HFA, Single Family Mortgage RB,
Subseries 1, 5.375%, 05/01/02, GNMA Collateralized       40,000        40,454

Martin County, FL, GO Bond, 6.50,%, 02/01/00,
Pre-refunded @ 102                                       50,000        53,375

Martin County, FL Health Facilities Auth, Hospital
RB, (Martin Memorial Hospital), Series A, 7.00%,
11/15/00, MBIA Insured                                  175,000       188,874

Martin County, FL, Gas Tax RB, 4.00%, 07/01/00,
AMBAC Insured                                           100,000       98,186

Martin County, FL, Combined Special Assessment RB,
4.40%, 11/01/97                                          80,000        80,023

Martin County, FL, Combined Special Assessment RB,
5.30%, 11/01/01                                         150,000       150,357

Miami Beach, FL Redevelopment Agcy, Tax Increm RB,
(City Center/Historic Conv Village), 4.20%, 12/01/97    100,000        99,922

Miami Beach, FL Redevelopment Agcy, Tax Increm RB,
(City Center/Historic Conv Village), 4.90%, 12/01/01     50,000        49,372

Miami Beach, FL Redevelopment Agcy, Tax Increm RB,
(Historic Conv Village), Series B, 5.25%, 12/01/01      160,000       160,249

Miami, FL, GO Bond, 6.70%, 08/01/97                     350,000       352,317

Miami, FL, Special Rev Rfdg Bond, 7.30%, 01/01/01,
MBIA Insured                                            100,000       104,166

Miami, FL Sports & Exhibition Auth, Special Obligation
RB, 7.20%, 04/01/00, Pre-refunded @ 102                 175,000       190,604

North Miami, FL Health Facilities Auth, Hospital RB,
(Catholic Health Services Obligation Group), 4.80%,
08/15/01, SunTrust Bank, Central Florida, LOC           100,000        99,381

Ocala, FL, Power Supply Electric Util RB, 6.75%,
10/01/98, MBIA Insured                                   25,000        25,556

Okaloosa County, FL School Board, Sales Tax RB,
5.00%, 09/01/98, FSA Insured                            250,000       253,305

Okaloosa County, FL, Water & Sewer RB, 7.15%,
01/01/99, Pre-refunded @ 102                             50,000        53,115

Orange County, FL Health Facilities Auth, Hospital
RB, (Orlando Regional Medical Center Project), 6.15%,
10/01/97, Pre-refunded @ 102                            100,000       102,995

Orange County, FL Health Facilities Auth, Hospital
RB, (Adventist Health System/Sunbelt Obligated
Group), 6.60%, 11/15/98, AMBAC Insured                  100,000       103,468

Orange County, FL Health Facilities Auth, Hospital
RB, (Adventist Health System/Sunbelt Obligated Group),
4.40%, 11/15/97, AMBAC Insured                          100,000       100,317

Orange County, FL HFA, Single Family Mortgage RB,
5.50%, 10/01/00, GNMA / FNMA Collateralized             100,000       102,147


Municipal Bonds (Continued)                      PrincipalAmount      Value



Orange County, FL HFA, Single Family Mortgage RB,
Series A, 5.05%, 04/01/02, GNMA / FNMA Collateralized   100,000       100,211

Orange County, FL HFA, Single Family Mortgage RB,
Series A, 4.70%, 03/01/02, GNMA/FNMA Collateralized     260,000       258,762

Orange County, FL HFA, Housing RB, (Post Lake
(Orlando)), 7.50%, 01/01/98, The Bank of Tokyo,
Limited, LOC                                             50,000        50,639

Orlando, FL Utilities Commission, Water & Electric RB,
Series C, 7.00%, 10/01/99, Pre-refunded @ 102           100,000       107,701

Orlando, FL Utilities Commission, Electric Util RB,
5.20%, 10/01/00                                          40,000        41,004

Orlando, FL Utilities Commission, Electric Util RB,
Series B, 4.15%, 10/01/97                                50,000        50,065

Orlando, FL Utilities Commission, Water & Electric
RB, (Multi-Modal), Series A, 4.25%, 10/01/01, Mandatory
Tender @ 100                                            500,000       484,535

Palm Beach County, FL, GO Bond, Series B, 3.40%,
07/01/97                                                100,000        99,948

Palm Beach County, FL, Criminal Justice Facilities RB,
7.10%, 06/01/00, Pre-refunded @ 102                     175,000       190,750

Palm Beach County, FL School District, Certificates of
Participation, Series A, 5.50%, 08/01/01,
AMBAC Insured                                           100,000       102,849

Palm Beach County, FL, Stadium Facilities RB, Series
1996, 4.50%, 12/01/02, MBIA Insured                     100,000        98,349

Panama City - Bay County, FL, Airport RB, 4.25%,
10/01/99, MBIA Insured                                   75,000        74,538

Panama City Beach, FL, Water & Sewer RB, 4.50%,
06/01/99, AMBAC Insured                                 200,000       200,308

Pensacola, FL Health Facilities Auth, Hospital RB,
(Daughters of Charity National Health),
 4.60%, 01/01/00                                        200,000       200,386

Pinellas County, FL, Capital Improv RB, 5.45%,
10/01/98                                                250,000       253,907

Pinellas County, FL, Capital Improv RB, 5.50%,
10/01/99                                                100,000       102,795

Pinellas County, FL Educational Facilities Auth,
Industrial Development RB, (College Harbor Issue),
Senior Lien, Series 1996A, 7.25%, 12/01/02              280,000       280,000

Pinellas County, FL Educational Facilities Auth,
Industrial Development RB, (College Harbor Issue),
Junior Lien, Series 1996B, 5.40%, 12/01/00               60,000
60,000
Pinellas County, FL Educational Facilities Auth,
Industrial Development RB, (College Harbor Issue),
Junior Lien, Series 1996B, 5.60%, 12/01/01               60,000        60,000

Pinellas County, FL Educational Facilities Auth,
Industrial Development RB, (College Harbor Issue),
Junior Lien, Series 1996B, 5.70%, 12/01/02               65,000        65,000

Pinellas County, FL, Resource Recovery RB, Series A,
6.70%, 10/01/01, MBIA Insured                           300,000       322,812

Pinellas County, FL Health Facilities Auth, Hospital
RB, (Morton Plant Health System Project), 4.70%,
11/15/00, MBIA Insured                                  100,000       100,419


Municipal Bonds (Continued)                     PrincipalAmount      Value



Pinellas County, FL Health Facilities Auth, Hospital
RB, (Sunshine Village Nursing Home), 6.50%, 10/01/99    130,000       129,619

Pinellas County, FL, Transportation Improv RB, 5.25%,
08/01/00, FGIC Insured                                  150,000       153,039

Pinellas County, FL, Transportation Improv RB, 5.40%,
08/01/01, FGIC Insured                                  180,000       185,002

Polk County, FL, Constitutional Fuel Tax Rfdg RB,
4.20%, 12/01/01, FGIC Insured                           200,000       195,748

Polk County, FL, Public Improv RB, 6.50%, 12/01/98,
Pre-refunded @ 102                                      100,000       105,838

Port St. Lucie, FL, Water & Sewer RB, Series 1996A,
Zero Coupon, 09/01/01, FGIC Insured                     150,000       120,982

Port St. Lucie, FL, Water & Sewer RB, 4.90%, 09/01/99,
4.90%, FGIC Insured                                      50,000        50,524

Puerto Rico Commonwealth Infrastructure Financing
Auth, Spl Tax RB, 7.60%, Series A, 07/01/00             200,000       209,754

Puerto Rico Housing Bank & Finance Agency, Single
Family Mortgage RB, 4.50%, 12/01/98                      85,000        84,522

Puerto Rico Industrial, Tourist, Educational, Medical
& Environmental Control Facilities Financing Auth,
Hospital RB, (Auxilio Mutuo Obligated Group), 1997
Series A, 4.80%, 07/01/02, MBIA Insured                 190,000       190,418

Putnam County, FL, Capital Improv RB, 4.05%, 12/01/98,
AMBAC Insured                                           100,000       100,203

St. Augustine, FL, Water & Sewer RB, Series B, 4.65%,
10/01/98, MBIA Insured                                  100,000       101,202

St. Johns County, FL IDA, Hospital RB, (Flagler
Hospital), 5.00%, 08/01/97                              100,000       100,197

St. Lucie County, FL School District, GO Bond,
Series A, 3.80%, 02/01/00, FSA Insured                  100,000        98,075

St. Lucie County, FL School District, GO Bond, Series
1997, 3.90%, 02/01/99, FGIC Insured                     250,000       248,315

St. Petersburg, FL Health Facilities Auth, Hospital RB,
(Allegheny Health - St. Anthony), Series C, 7.75%,
01/01/98, Pre-refunded @ 102                             40,000        41,784

St. Petersburg, FL Professional Sports Facility, Sales
Tax RB, Series 1995, 5.00%, 10/01/00, MBIA Insured      100,000       101,185
Sarasota County, FL, GO Bond, 5.70%, 10/01/99,
FGIC Insured                                            100,000       103,065

Sarasota County, FL Health Facilities Auth,
(Sunnyside Properties Project), Series 1995, 5.50%,
 05/15/01                                               500,000       492,535

Sarasota County, FL Utility System, Electric Util RB,
Zero Coupon, 06/01/99, Pre-refunded @ 22.7283           400,000        82,716

Sarasota County, FL, Electric Util. RB, 7.10%,
06/01/98, Pre-refunded @ 102                            100,000       105,284

Seacoast, FL Util Auth, Water & Sewer System RB,
Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 27.8751                                  315,000       81,062

Seminole County, FL, Solid Waste RB, 7.25%,
10/01/00, Pre-refunded @ 102                            250,000       275,427

Seminole, FL Water Control District, Special
Assessment Bonds, (Unit of Development No. 2),
Series 1996, 5.95%, 08/01/01                            290,000       288,465


Municipal Bonds (Continued)                       PrincipalAmount     Value



South Broward Hospital District, FL, Hospital RB,
4.65%, 05/01/00, AMBAC Insured                          250,000       251,112

Tallahassee, FL, Electric Util RB, Series A, 4.90%,
10/01/98                                                 50,000        50,599

Tallahassee, FL Health Facilities, Hospital RB,
(Tallahassee Memorial Regional Medical Center),
Series B, 5.30%, 12/01/00, MBIA Insured                  75,000        76,764

Tallahassee, FL Municipal Airport, Airport Rfdg RB,
4.60%, 10/01/01, AMBAC Insured                          165,000       163,887

Tampa, FL Sports Auth, IDB, (Tampa Bay Arena Project),
4.30%, 04/01/99, MBIA Insured                            80,000        79,835

University Community Hospital Inc. FL, Hospital RB,
6.80%, 09/01/99, Escrowed to Maturity                   100,000       105,265

University of South Florida, University Rev Housing
Facilities RB, Series A, 7.00%, 07/01/00, MBIA Insured  165,000       176,190

University of South Florida, University Rev Housing
Facilities RB, Series A, 7.00%, 07/01/02, MBIA Insured  185,000       203,262

Winter Haven, FL, Water & Sewer RB, 6.50%, 07/01/00,
AMBAC Insured                                            25,000        26,001

Winter Springs, FL, Water & Sewer RB, 7.15%, 04/01/00,
Pre-refunded @ 102                                      100,000       108,792




Total Municipal Bonds (Cost $25,738,106)                          $25,694,574



Total Investments (100%) (Cost $28,838,106)                       $28,794,574






Statements of Assets and Liabilities



ASSETS                                        Money Fund        ShortTerm Fund


Investments in securities, at value
(cost $136,524,926 and $28,838,106
respectively)                                 $136,524,926        $28,794,574

Cash                                               916,365             16,772

Receivables:
     Interest                                    1,095,780            379,202
     Fund shares sold                              145,362                 --
Organization costs, net of
accumulated amortization                            13,336             13,336
          Total assets                         138,695,769         29,203,884




LIABILITIES


Payable for investment
securities purchased                            1,822,948             252,980
Dividend payable                                  397,905              94,606
Funds advanced by manager                          22,169               3,731
           Total liabilities                    2,243,022             351,317




NET ASSETS




Net assets                                   $136,452,747         $28,852,567
Number of shares outstanding                  136,452,430           2,898,452
Net asset value, offering price
and redemption
     price per share                   $             1.00    $           9.95

















Statements of Operations

                                        Money Fund      ShortTerm Fund

INVESTMENT INCOME
Income:
    Interest                           $4,663,125          $784,275

Expenses:
    12b-1 fees (Note 2)                   151,767            27,360
    Investment advisory fee (Note 2)      655,147           104,832
    Custodian fees (Note 3)                36,682            17,305
    Transfer agency fees
    and expenses (Note 2)                  81,178            14,219
    Printing costs                         13,181             1,767
    Professional fees                      14,247            12,165
    Insurance                               3,412               325
    Registration and filing fees           23,212            15,931
    Trustees' fees and expenses             7,920               880
    Amortization of organization costs      8,450             8,450
    Other expenses                         23,686             3,296
        Total expenses                  1,018,882           206,530
Expense reimbursements and
fee reductions (Note 2)                  (741,278)         (168,531)

Custodian fees paid indirectly (Note 3)   (15,546)           (3,055)

          Net expenses                     262,058           34,944

Net investment income                  $4,401,067          $749,331





REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments   $   487         $  13,101

Unrealized appreciation (depreciation)
on investments                                --            (59,213)

Net realized and unrealized gain (loss)
on investments                                --            (46,112)

Increase in net assets from operations  $4,401,554         $703,219


STATEMENT OF CHANGES IN NET ASSETS

                                   MONEY FUND             SHORTTERM FUND
                               Year       Year          Year           Year
                              Ended      Ended         Ended          Ended
                             4/30/97    4/30/96       4/30/97        4/30/96


INCREASE (DECREASE) IN
NET ASSETS

Operations:

 Net investment income... $4,401,067   $4,212,055     $749,331       $562,826

 Net realized gain (loss)
  on investments                 487       --           13,101          3,238

 Unrealized appreciation of
   investments                    --       --          (59,213)        44,890

 Increase in net assets
  from operations          4,401,554    4,212,055       703,219       610,954


Dividends to shareholders from:

 Net investment income... (4,401,067)  (4,212,055)     (749,331)     (562,826)

 Realized gains                 (170)      --            --              --


Fund share transactions
 (Note 4)                 22,509,253     8,296,539    16,554,851     1,182,701

 Net increase in
 net assets               22,509,570     8,296,539    16,508,739     1,230,829

Net Assets:

 Beginning of period     113,943,177   105,646,638    12,343,828    11,112,999

 End of period          $136,452,747  $113,943,177   $28,852,567   $12,343,828


1.  Summary of Accounting Policies
The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its Shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended April 30, 1997 are exempt from federal income taxes. However, certain Shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.
1.  Summary of Accounting Policies (Continued)

Organization Expenses
Organization expenses are being amortized on a straight-line basis over a five-year period.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate
Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets for the month. For the year ended April 30, 1997, management fees totaled $655,147 and $104,832 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the year ended April 30, 1997, fees under this agreement amounted to $44,091 and $4,972 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds are being paid by WRH to the extent that they exceed .20% of each Fund's average daily net assets, and will continue to be paid at that level until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as 12b-1 fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the year ended April 30, 1997, the Money Fund and the ShortTerm Fund paid $1,331 and $4,012, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the year ended April 30, 1997, custodian fees were reduced by earnings credits of $15,546 and $3,055 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.



4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value.
Capital paid in for the Money Fund and the ShortTerm Fund aggregated $136,452,430 and $28,982,396, respectively. Transactions in Fund shares for the years ended April 30, 1997 and 1996 were as follows:




                      MONEY FUND*                      SHORTTERM FUND
                                                    SHARES          AMOUNT
          Year         Year        Year      Year       Year        Year
          Ended        Ended       Ended     Ended      Ended       Ended
          4/30/97      4/30/96     4/30/97   4/30/96    4/30/97     4/30/96


Sold   275,829,809  249,259,567  3,200,074  1,964,966  $31,954,497  $19,623,819
Issued on
reinvested
dividends 4,053,913   4,189,167     66,946     52,842      667,960      528,044
Redeemed
     (257,374,469) (245,152,195)(1,610,609) (1,899,770)(16,067,606) (18,969,162)

Net increase
       22,509,253     8,296,539  1,656,411     118,038  $16,554,851 $1,182,701


 * All at $1.00 per share

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the year ended April 30, 1997 were $20,680,630 and $6,977,549, respectively. At April 30, 1997, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized depreciation, which amounted to ($43,532) for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $48,667 and ($92,199), respectively. As of April 30, 1997, the accumulated net realized loss was $86,297 for the ShortTerm Fund. For tax purposes, such losses are available to offset future realized capital gains until the capital loss carryforwards expire in 2002.


6.  Financial Highlights
                                                 Money Fund
                                                               Period
Per share operating performance         Year    Year   Year     from
(for a share outstanding                Ended   Ended  Ended   11/22/93*
throughout the period)                4/30/97  4/30/96 4/30/95  to 4/30/94


Net asset value,
beginning of period........            $1.00    $1.00   $1.00     $1.00

Income from investment operations:
 Net Investment Income...............  0.034    0.036    0.035    0.011

Less distributions:

 Dividends from net investment
  income............................  (0.034)  (0.036)   (0.035) (0.011)

Net asset value, end of period......   $1.00    $1.00     $1.00   $1.00


Total return dagger ...............     3.42%   3.69%      3.59%   2.49%

Ratios/Supplemental Data...................

Net assets at end of period (000's).. $136,453 $113,943  $105,647 $23,516

Ratios to Average Daily Net Assets dagger
 Expenses.............................   .20%   .20%       .07%     .00%
 Expenses (Before reimbursement)
 double dagger....                       .78%   .80%      1.04%    1.96%
 Net Investment Income................. 3.36%  3.62%      3.63%    2.55%













* Commencement of operations.
dagger Figures are annualized for periods less than a year.
double dagger Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.


6.  Financial Highlights (continued)
                                                             ShortTerm Fund
                                                                      Period
Per share operating performance           Year       Year       Year   from
(for a share outstanding                 Ended      Ended      Ended  11/22/93*
throughout the period)                 4/30/97    4/30/96    4/30/95  to 4/30/94



Net asset value,
beginning of period........              $9.94     $9.89      $9.86    $10.00

Income from investment operations:
     Net Investment income............    0.43      0.42       0.42      0.16
     Net realized and unrealized
     gain (loss) on investments.......    0.01      0.05       0.03     (0.14)
     Total from investment operations.....0.44      0.47       0.45      0.02

Less distributions:
     Dividends from net investment
          income........................ (0.43)    (0.42)     (0.42)    (0.16)


Net asset value, end of period.......... $9.95     $9.94      $9.89     $9.86


Total return dagger..................... 4.59%     4.85%      4.66%      0.49%


Ratios/Supplemental Data...............


Net assets at end of period (000's)....$28,853   $12,344    $11,113    $10,757

Ratios to Average
Daily Net Assets dagger
  Expenses.............................   .20%      .20%       .07%       .05%
  Expenses
  (Before reimbursement)double dagger..  1.18%     1.42%      1.50%      2.77%
  Net Investment Income................  4.27%     4.25%      4.25%      3.79%

Portfolio turnover rate................ 40.93%    83.4%      35.9%      10.9%




* Commencement of operations.
dagger Figures are annualized for periods less than a year.
double dagger Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.

The Board of Trustees and Shareholders
The Florida TaxFree Funds

	We have audited the accompanying statements of assets and liabilities, including the statements of investments of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund, series of The Hough Group of Funds, as of April 30, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from November 22, 1993 (commencement of operations) to April 30, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund, series of The Hough Group of Funds as of April 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey -  Pullen,LLP


	New York, New York
	May 22, 1997